Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade receivables	$ 191,536	$ 188,816
Tax receivables	16,266	18,331
Government grant receivables	51,066	62,586
Other receivables	7,333	2,186
Total other receivables	74,665	83,103
Gross carrying amount
Trade and other current receivables [abstract]
Trade receivables	194,273	191,560
Accumulated impairment
Trade and other current receivables [abstract]
Trade receivables	$ (2,737)	$ (2,744)